Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	1,473,162	1,298,162
Common stock, shares issued	1,473,162	1,298,162
Common stock, shares outstanding	1,473,162	1,298,162